Supplemental Guarantor Financial Information (Details) - Notes - USD ($)	Jan. 30, 2017	Feb. 29, 2016
Guarantor Obligations [Line Items]
Senior notes	$ 350,000,000.0	$ 350,000,000.0
Interest rate		10.875%